UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pacific Management Ltd.
Address: 222 Kearny #204
         San Francisco, CA 94108

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Karin M. Blair
Title:    COO - Chief Operating Officer
Phone:    415-362-6120
Signature, Place, and Date of Signing:

/s/ Karin M. Blair, 222 Kearny St. Ste. #204, San Francisco, CA 94108
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:   50105

List of Other Included Managers:

 No.  13F File Number     Name

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acclaim Entertainment, Inc.                     004325205   166     50000
Akorn, Inc.                                     009728106  2118    223000
Aphton, Inc.                                    03759P101  2987     89500
Applix, Inc.                                    038316105  1570    135100
Aware                                           05453N100  2247     56000
BEI Technologies, Inc.                          05538P104  1316     74400
Catalytica, Inc.                                148885106  2110    144900
Copart                                          217204106  1522     87000
CyberSource Corp.                               23251J106  2816     75596
Cyberonics                                      23250P102  1261     67500
Dianon Systems                                  252826102  3557    173000
Effnet Group - Foreign/Swedish                             1303     17900
FVC.Com                                         30266P100  1322     74000
Geokinetics                                     372910109   122    260000
Identix, Inc.                                   451906101  1583     56800
Infonautics Inc - Class A                       456662105  2887    350000
Investment Technology Group                     46145F105  1611     45700
Micro Therapeutics                              59500W100   405     60000
Net Insight - Foreign/Swedish                               605     11958
NextCard                                        65332K107  2738    179000
Packeteer Inc.                                  695210104  1260     36000
Pharmacyclics                                   716933106  1392     25000
Piercing Pagoda                                 720773100  1484    110950
Primus Knowledge Solutions                      74163Q100  2494     29000
ProBusiness                                     742674104   755     29250
Proxim                                          744284109  1915     16000
Rare Medium Group                               75382N109  2294     52000
SonicWall, Inc.                                 835470105  2465     37000
SonoSite, Inc.                                  83568G104  1164     35000
Strouds                                         863451100   135     54100
TTR Technologies Inc.                           87305U102   221     38000
Torex Resources, Inc. (Canadian)                890915101   114    200000
Vaxgen Inc.                                     922390208   166     10714
TOTAL VALUE                                               50105
